Cover	Jun. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2023
Entity File Number	001-39820
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Central Index Key	0001819615
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Bodega 19-B Parque Industrial Tibitoc P.H,
Entity Address, City or Town	Tocancipá - Cundinamarca
Entity Address, Country	CO
Entity Address, Postal Zip Code	Not Applicable
City Area Code	561
Local Phone Number	634-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common shares without par value
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Trading Symbol	CLVRW
Security Exchange Name	NASDAQ